Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2021
ADESII-NPRT3-0821
1.804793.117

Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	287,206	16,092,152
Entertainment - 2.5%
Activision Blizzard, Inc.	132,300	12,626,712
Nintendo Co. Ltd. ADR	193,600	14,041,808
The Walt Disney Co. (a)	285,400	50,164,758
Vivendi SA (b)	928,700	31,203,515
		108,036,793
Interactive Media & Services - 2.0%
Alphabet, Inc.:
Class A (a)	13,600	33,208,344
Class C (a)	12,383	31,035,761
Facebook, Inc. Class A (a)	22,800	7,927,788
Match Group, Inc. (a)	82,847	13,359,079
		85,530,972
Media - 3.9%
Comcast Corp. Class A	2,531,600	144,351,832
Interpublic Group of Companies, Inc.	718,500	23,344,065
		167,695,897
TOTAL COMMUNICATION SERVICES		377,355,814
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.6%
BorgWarner, Inc.	525,160	25,491,266
Automobiles - 0.7%
General Motors Co. (a)	487,300	28,833,541
Distributors - 0.0%
LKQ Corp. (a)	8,900	438,058
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	14,400	31,508,496
Elior SA (a)(c)	435,200	3,251,042
Expedia, Inc. (a)	76,200	12,474,702
Marriott International, Inc. Class A (a)	25,400	3,467,608
Starbucks Corp.	44,100	4,930,821
		55,632,669
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	153,400	29,481,946
Sony Group Corp. sponsored ADR	58,700	5,706,814
Whirlpool Corp.	119,300	26,009,786
		61,198,546
Internet & Direct Marketing Retail - 0.0%
Ocado Group PLC (a)	24,800	687,146
Specialty Retail - 1.2%
Lowe's Companies, Inc.	262,100	50,839,537
TOTAL CONSUMER DISCRETIONARY		223,120,763
CONSUMER STAPLES - 5.9%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR (b)	25,500	1,836,255
Diageo PLC sponsored ADR	107,600	20,625,844
Keurig Dr. Pepper, Inc.	221,900	7,819,756
The Coca-Cola Co.	640,800	34,673,688
		64,955,543
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	14,000	5,539,380
Performance Food Group Co. (a)	153,300	7,433,517
Sysco Corp.	310,500	24,141,375
		37,114,272
Food Products - 0.1%
Lamb Weston Holdings, Inc.	44,700	3,605,502
Household Products - 0.3%
Colgate-Palmolive Co.	9,600	780,960
Procter & Gamble Co.	6,500	877,045
Spectrum Brands Holdings, Inc.	107,500	9,141,800
		10,799,805
Tobacco - 3.1%
Altria Group, Inc.	2,375,200	113,249,536
British American Tobacco PLC sponsored ADR	452,800	17,799,568
Swedish Match Co. AB	506,000	4,314,962
		135,364,066
TOTAL CONSUMER STAPLES		251,839,188
ENERGY - 8.3%
Energy Equipment & Services - 0.1%
Subsea 7 SA	562,600	5,401,127
Oil, Gas & Consumable Fuels - 8.2%
Canadian Natural Resources Ltd.	97,000	3,521,297
Cenovus Energy, Inc. (Canada)	4,034,858	38,603,917
Exxon Mobil Corp.	3,090,900	194,973,972
Hess Corp.	870,320	75,996,342
Imperial Oil Ltd.	147,800	4,504,585
Kosmos Energy Ltd. (a)	4,090,190	14,152,057
MEG Energy Corp. (a)	319,200	2,309,797
Phillips 66 Co.	223,100	19,146,442
		353,208,409
TOTAL ENERGY		358,609,536
FINANCIALS - 18.3%
Banks - 12.7%
Bank of America Corp.	3,845,815	158,562,952
JPMorgan Chase & Co.	371,800	57,829,772
M&T Bank Corp.	51,600	7,497,996
PNC Financial Services Group, Inc.	300,816	57,383,660
Truist Financial Corp.	660,626	36,664,743
U.S. Bancorp	574,442	32,725,961
Wells Fargo & Co.	4,291,050	194,341,655
		545,006,739
Capital Markets - 3.5%
KKR & Co. LP	428,485	25,383,451
Morgan Stanley	279,300	25,609,017
Northern Trust Corp.	448,395	51,843,430
Raymond James Financial, Inc.	80,700	10,482,930
State Street Corp.	466,090	38,349,885
		151,668,713
Consumer Finance - 0.7%
Discover Financial Services	243,500	28,803,615
Diversified Financial Services - 0.3%
Juniper Industrial Holdings, Inc. (d)	895,300	11,385,530
Insurance - 0.2%
Chubb Ltd.	60,700	9,647,658
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	646,661	8,794,590
Radian Group, Inc.	1,451,752	32,301,482
		41,096,072
TOTAL FINANCIALS		787,608,327
HEALTH CARE - 14.4%
Biotechnology - 0.7%
AbbVie, Inc.	57,963	6,528,952
ADC Therapeutics SA (a)	58,788	1,431,488
Alnylam Pharmaceuticals, Inc. (a)	44,200	7,492,784
Crinetics Pharmaceuticals, Inc. (a)	86,500	1,630,525
Gritstone Bio, Inc. (a)	76,987	702,891
Heron Therapeutics, Inc. (a)	36,700	569,584
Insmed, Inc. (a)	175,279	4,988,440
Intercept Pharmaceuticals, Inc. (a)(b)	273,405	5,459,898
Vaxcyte, Inc.	46,100	1,037,711
Verve Therapeutics, Inc.	39,200	2,361,800
		32,204,073
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	20,500	2,376,565
Becton, Dickinson & Co.	44,800	10,894,912
Boston Scientific Corp. (a)	1,158,251	49,526,813
Danaher Corp.	16,600	4,454,776
iRhythm Technologies, Inc. (a)	412	27,336
		67,280,402
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	88,400	10,120,916
Cardinal Health, Inc.	391,000	22,322,190
Centene Corp. (a)	65,400	4,769,622
Cigna Corp.	219,500	52,036,865
Covetrus, Inc. (a)	132,320	3,572,640
CVS Health Corp.	650,700	54,294,408
Guardant Health, Inc. (a)	17,400	2,160,906
Humana, Inc.	6,700	2,966,224
McKesson Corp.	240,580	46,008,519
UnitedHealth Group, Inc.	145,100	58,103,844
		256,356,134
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	856,996
Pharmaceuticals - 6.1%
Bayer AG	696,278	42,330,384
Bristol-Myers Squibb Co.	1,254,300	83,812,326
Eli Lilly & Co.	53,600	12,302,272
GlaxoSmithKline PLC sponsored ADR (b)	1,181,000	47,027,420
Intra-Cellular Therapies, Inc. (a)	39,900	1,628,718
Johnson & Johnson	366,960	60,452,990
Pliant Therapeutics, Inc.	58,000	1,688,960
Sanofi SA sponsored ADR	157,200	8,278,152
TherapeuticsMD, Inc. (a)(b)	1,966,431	2,340,053
Viatris, Inc.	50,600	723,074
		260,584,349
TOTAL HEALTH CARE		617,281,954
INDUSTRIALS - 16.2%
Aerospace & Defense - 2.5%
Airbus Group NV (a)	125,300	16,145,261
General Dynamics Corp.	54,400	10,241,344
Huntington Ingalls Industries, Inc.	39,800	8,387,850
Maxar Technologies, Inc.	22,100	882,232
MTU Aero Engines AG	18,100	4,483,427
Raytheon Technologies Corp.	66,400	5,664,584
Rolls-Royce Holdings PLC	5,099,600	6,981,441
Safran SA	24,200	3,358,547
The Boeing Co. (a)	205,800	49,301,448
		105,446,134
Air Freight & Logistics - 2.7%
FedEx Corp.	88,600	26,432,038
United Parcel Service, Inc. Class B	433,900	90,238,183
		116,670,221
Airlines - 0.1%
Copa Holdings SA Class A (a)	400	30,132
Ryanair Holdings PLC sponsored ADR (a)	38,000	4,111,980
		4,142,112
Building Products - 0.2%
Johnson Controls International PLC	105,000	7,206,150
Electrical Equipment - 1.3%
Acuity Brands, Inc.	69,500	12,998,585
Hubbell, Inc. Class B	51,518	9,625,623
Vertiv Holdings Co.	135,900	3,710,070
Vertiv Holdings LLC (a)(d)	1,100,000	30,030,000
		56,364,278
Industrial Conglomerates - 7.2%
3M Co.	64,500	12,811,635
General Electric Co.	22,115,100	297,669,248
		310,480,883
Machinery - 1.2%
Caterpillar, Inc.	16,500	3,590,895
Cummins, Inc.	24,600	5,997,726
Epiroc AB (A Shares)	123,700	2,815,864
Flowserve Corp.	221,600	8,934,912
Fortive Corp.	109,100	7,608,634
Otis Worldwide Corp.	79,150	6,472,096
Stanley Black & Decker, Inc.	37,200	7,625,628
Westinghouse Air Brake Co.	121,002	9,958,465
		53,004,220
Professional Services - 0.1%
Equifax, Inc.	14,900	3,568,699
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	492,800	22,402,688
Lyft, Inc. (a)	119,533	7,229,356
Ryder System, Inc.	133,900	9,952,787
		39,584,831
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	61,800	1,101,237
TOTAL INDUSTRIALS		697,568,765
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment & Components - 0.3%
CDW Corp.	15,500	2,707,075
Vontier Corp.	283,340	9,231,217
		11,938,292
IT Services - 3.8%
Amadeus IT Holding SA Class A (a)	109,600	7,709,120
Edenred SA	157,500	8,973,608
Fidelity National Information Services, Inc.	177,400	25,132,258
Genpact Ltd.	168,200	7,641,326
IBM Corp.	46,400	6,801,776
MasterCard, Inc. Class A	32,300	11,792,407
Sabre Corp. (a)	444,400	5,546,112
Snowflake Computing, Inc.	3,300	797,940
Twilio, Inc. Class A (a)	5,300	2,089,048
Unisys Corp. (a)	515,247	13,040,902
Visa, Inc. Class A	322,200	75,336,804
		164,861,301
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	44,500	7,661,120
Applied Materials, Inc.	93,400	13,300,160
Intel Corp.	401,200	22,523,368
Lam Research Corp.	11,900	7,743,330
Marvell Technology, Inc.	158,400	9,239,472
Qualcomm, Inc.	585,690	83,712,672
		144,180,122
Software - 8.3%
Autodesk, Inc. (a)	37,300	10,887,870
Dynatrace, Inc. (a)	118,800	6,940,296
Elastic NV (a)	95,800	13,963,808
Microsoft Corp.	1,002,800	271,658,520
PTC, Inc. (a)	48,000	6,780,480
SAP SE sponsored ADR	289,900	40,719,354
Workday, Inc. Class A (a)	14,600	3,485,604
		354,435,932
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	971,500	133,056,640
Samsung Electronics Co. Ltd.	90,700	6,477,425
		139,534,065
TOTAL INFORMATION TECHNOLOGY		814,949,712
MATERIALS - 2.4%
Chemicals - 0.9%
DuPont de Nemours, Inc.	419,500	32,473,495
Livent Corp. (a)	14,200	274,912
PPG Industries, Inc.	46,200	7,843,374
		40,591,781
Metals & Mining - 1.5%
BHP Group Ltd. sponsored ADR (b)	289,100	21,055,153
First Quantum Minerals Ltd.	362,100	8,345,593
Freeport-McMoRan, Inc.	944,379	35,045,905
Lundin Mining Corp.	8,200	73,956
		64,520,607
TOTAL MATERIALS		105,112,388
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	43,000	11,616,020
Equinix, Inc.	1,700	1,364,420
Simon Property Group, Inc.	152,200	19,859,056
		32,839,496
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	35,900	3,579,230
Southern Co.	92,100	5,572,971
		9,152,201
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	125,200	3,069,904
Sempra Energy	9,300	1,232,064
		4,301,968
TOTAL UTILITIES		13,454,169
TOTAL COMMON STOCKS (Cost $2,707,399,733)		4,279,740,112

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%

Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	5,200	220,866
Nonconvertible Preferred Stocks - 0.1%

Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (a)	360,900	5,464,026
TOTAL PREFERRED STOCKS (Cost $4,197,273)		5,684,892

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $7,821,618)	6,029,662	3,790,746

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	3,565,440	3,566,153
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	101,214,324	101,224,445
TOTAL MONEY MARKET FUNDS (Cost $104,790,598)		104,790,598

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,824,209,222)	4,394,006,348
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(96,051,673)
NET ASSETS - 100.0%	4,297,954,675

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,251,042 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,427,142 or 1.1% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Juniper Industrial Holdings, Inc.	12/21/20	8,953,000
Reddit, Inc. Series E	5/18/21	220,866
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	7,821,618
Vertiv Holdings LLC	2/06/20	11,000,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	57,343,306	254,541,809	308,307,826	30,288	(9,746)	(1,390)	3,566,153	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	38,414,876	437,826,585	375,017,016	-	-	-	101,224,445	0.3%
Total	95,758,182	692,368,394	683,324,842	30,288	(9,746)	(1,390)	104,790,598

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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